Compensation and benefits	6 Months Ended
Jun. 30, 2022
Compensation and benefits
10 Compensation and benefits
in	2Q22	1Q22	2Q21	6M22	6M21
Compensation and benefits (CHF million)
Salaries and variable compensation	1,982	2,030	1,997	4,012	3,846
Social security	173	204	166	377	324
Other [1]	237	224	193	461	393
Compensation and benefits	2,392	2,458	2,356	4,850	4,563
1
Includes pension-related expenses of CHF 131 million, CHF 128 million, CHF 120 million, CHF 259 million and CHF 250 million in 2Q22, 1Q22, 2Q21, 6M22 and 6M21, respectively, relating to service costs for defined benefit pension plans and employer contributions for defined contribution pension plans.

Bank
Compensation and benefits
10 Compensation and benefits
in	6M22	6M21
Compensation and benefits (CHF million)
Salaries and variable compensation	3,518	3,449
Social security	323	278
Other [1]	400	369
Compensation and benefits	4,241	4,096
1
Includes pension-related expenses of CHF 230 million and CHF 250 million in 6M22 and 6M21, respectively, relating to service costs for defined benefit pension plans and employer contributions for defined contribution pension plans.